Summary of significant accounting policies (Details 2) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) shareholder component	Dec. 31, 2014 CNY (¥) Plant	Dec. 31, 2013 CNY (¥)
Intangible assets, net
Useful life	8 years
Income taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Uncertain tax positions	¥ 0	¥ 0	¥ 0
Project assets completed and connected to the grid
Power station cost	626,911
Less: Accumulated depreciation	(25,685)
Subtotal	601,226
Project assets in-process
Modules cost	177,602	325,640
Equipment, development and other cost	249,787	325,854
Subtotal	427,389	651,494
Project assets
Total Project assets	1,028,615	651,494
Impairment of project assets	32,574	¥ 0
Project assets completed and connected to the grid	601,226
Depreciation expenses of project assets	¥ 25,685
Number of solar power plants | Plant		0
Solar power plant
Intangible assets, net
Useful life	20 years
Industrial and Commercial Bank of China
Project assets
Net book value of project assets pledged as collateral	¥ 601,226	¥ 310,029
Bank loans secured by pledge of project assets	¥ 588,000	¥ 200,000
Minimum
Prepaid land use rights
Land use rights, lease term	40 years
Maximum
Prepaid land use rights
Land use rights, lease term	50 years
Technical know-how
Intangible assets, net
Number of shareholders contributing technical know-how related to the commercial production process of photovoltaic solar cells | shareholder	1
Number of components of technical know-how related to the commercial production process of photovoltaic solar cells | component	1
Useful life	8 years
Customer relationship
Intangible assets, net
Useful life	5 years
Purchased software and others | Minimum
Intangible assets, net
Useful life	3 years
Purchased software and others | Maximum
Intangible assets, net
Useful life	10 years